Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets [Table Text Block]

	2023	2022

Customer deferred acquisition costs	190,239	199,920
Prepaid expenses(a)	189,371	230,681
Salary advances	52,586	41,294
Judicial deposits	22,507	17,682
Security deposits	14,230	15,011
Convertible loans	10,527	12,328
Other	38,902	54,965
	518,362	571,881

Current	380,854	365,355
Non-current	137,508	206,526

(a)These expenditures include, but are not limited to, prepaid software licenses, certain consulting services, insurance premiums and prepaid marketing expenses.
The amount recognized as asset in the statement of financial position is charged to the statement of profit or loss once the prepaid services are consumed by the Group.
As of December 31, 2023, the balance includes prepaid media to the Globo group of R$ 96,198 (2022 - R$ 163,065). Under the terms of the agreement the amount is available to place media until 2026.